Equity instruments - Financial assets measured at fair value through profit or loss held for trading (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Instruments
Balance at beginning of year	R$ 1,818,276	R$ 2,029,470	R$ 766,333
Net additions (disposals) / adjustments	202,334	(211,194)	1,263,137
Balance at end of year	R$ 2,020,610	R$ 1,818,276	R$ 2,029,470